Income Tax Expense (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current
Federal				$ 0	$ 0
State and Local				5,297	1,250
Current income tax expense benefit				5,297	1,250
Deferred
Federal				0	0
State and Local				0	0
Deferred income tax expense benefit				0	0
Provision for income taxes	$ (822)	$ 1,250	$ 5,297	$ 5,297	$ 1,250